Interests in Joint Ventures (Tables)	6 Months Ended
Oct. 31, 2023
Interests in Joint Ventures [Abstract]
Schedule of Interests in Joint Ventures
	As of April 30,			As of October 31,
	2021	2022	2023	2023
	US$	US$	US$	US$
Cost of investments in joint ventures net of accumulated share of loss and other comprehensive expense	—	—	(5,749)	(6,999)
Due from joint ventures	—	—	30,346	23,774
	—	—	24,597	16,775

Schedule of Material Joint Ventures	Details of material joint ventures as at April 30, 2023 and October 31, 2023 are as follows:
Name	Place of incorporation	Percentage of ownership interest held by the Company	Principal activity
DHI Holdings (S) Pte Ltd.	Singapore	51%	Hotel operations, hospitality and VIP services in Singapore

Schedule of Financial Information in Respect of Joint Venture	The following table illustrates the summarized financial information in respect of the joint ventures adjusted for any differences in accounting policies and reconciled to the carrying amount in the consolidated financial statements:
	As of April 30, 2023	As of October 31, 2023
	US$	US$
Total assets	215,425	196,343
Total liabilities	(226,698)	(210,067)
Net liabilities	(11,273)	(13,724)
Proportion of the Group’s ownership	51%	51%
Group’s share of net assets of joint ventures	(5,749)	(6,999)
Due from joint ventures	30,346	23,774
Interests in joint ventures	24,597	16,775
Additional information of the joint ventures
Cash and cash equivalents	16,009	4,117
Amounts due to shareholders	(57,914)	(46,415)
Bank borrowings	(162,257)	(157,818)
	February 6, 2023 to April 30, 2023	May 1, 2023 to October 31, 2023
	US$	US$
Revenue	6,100	20,162
Loss for the period	(792)	(2,678)
Other comprehensive expense for the period	739	227
Total comprehensive income for the period	(53)	(2,451)